Loans to Customers, Net - Schedule of Loans to Customers (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans to Customers [Abstract]
Loans to customers, third parties	$ 897,956	$ 1,571,770
Loan to customers, related parties		26,900
Loans to customers, gross	897,956	1,598,670
Less: allowance for expected credit losses
Loans to customers, net	$ 897,956	$ 1,598,670